Income Tax Expense (Credit) - Summary of Income Tax Expense (Credit) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Major components of tax expense (income) [abstract]
Current tax, current year	¥ 16,172	$ 2,352	¥ 7,669	¥ 6,610
Current tax, under provision in respect of prior year				1,618
Current tax	16,172	2,352	7,669	8,228
Deferred tax (Note 17), current year	(15,203)	(2,211)	1,102	(7,876)
Deferred tax (Note 17), attributable to change in tax rate			(1,382)
Deferred tax (Note 17)	(15,203)	(2,211)	(280)	(7,876)
Income tax expense (credit)	¥ 969	$ 141	¥ 7,389	¥ 352